Net Loss Per Share - Schedule of Computation of Basic and Diluted Loss Per Share (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted:
Net loss	$ (22,916)	$ (2,840)	$ (59,792)	$ (3,356)	$ (82,707)	$ (6,196)	$ (15,924)	$ (13,495)
Basic weighted-average number of common shares outstanding	94,596,519	67,567,724			82,677,824	69,857,468	68,810,533	62,043,383
Diluted weighted-average number of common shares outstanding	94,596,519	67,567,724			82,677,824	69,857,468	68,810,533	62,043,383
Basic loss per share	$ (0.24)	$ (0.04)			$ (1.00)	$ (0.09)	$ (0.23)	$ (0.22)
Diluted loss per share	$ (0.24)	$ (0.04)			$ (1.00)	$ (0.09)	$ (0.23)	$ (0.22)